Goodwill and Intangible Assets (Tables) - Revelyst Business	3 Months Ended
Jun. 30, 2024
Entity Information [Line Items]
Schedule of Goodwill
The change in the carrying value of goodwill was as follows:

	Revelyst Precision Sports Technology	Revelyst Adventure Sports	Revelyst Outdoor Performance	Total
Balance, March 31, 2022	$343,429	$12,349	$39,973	$395,751
Acquisitions	—	248,254	68,353	316,607
Impairment	—	(260,603)	(72,152)	(332,755)
Balance, March 31, 2023	343,429	—	36,174	379,603
Acquisitions	14,256	—	—	14,256
Impairment	(125,540)	—	(36,174)	(161,714)
Balance, March 31, 2024	$232,145	$—	$—	$232,145
The carrying value of goodwill by reportable segments was as follows:

	Revelyst Precision Sports Technology	Total
Balance, March 31, 2024	$232,145	$232,145
Balance, June 30, 2024	$232,145	$232,145

Schedule of Finite-Lived Intangible Assets
Net intangibles consisted of the following:

	March 31,
	2024			2023
	Gross carrying amount	Accumulated amortization	Total	Gross carrying amount	Accumulated amortization	Total
Trade names	$112,436	$(37,392)	$75,044	$112,715	$(30,675)	$82,040
Patented technology	36,957	(18,818)	18,139	36,207	(15,897)	20,310
Customer relationships and other	520,760	(189,603)	331,157	527,938	(150,946)	376,992
Total	670,153	(245,813)	424,340	676,860	(197,518)	479,342
Non-amortizing trade names	144,974	—	144,974	195,274	—	195,274
Net intangible assets	$815,127	$(245,813)	$569,314	$872,134	$(197,518)	$674,616
Intangible assets by major asset class consisted of the following:

	June 30, 2024			March 31, 2024
	Gross carrying amount	Accumulated amortization	Total	Gross carrying amount	Accumulated amortization	Total
Trade names	$112,436	$(39,139)	$73,297	$112,436	$(37,392)	$75,044
Patented technology	37,220	(19,590)	17,630	36,957	(18,818)	18,139
Customer relationships and other	520,700	(199,466)	321,234	520,760	(189,603)	331,157
Total	670,356	(258,195)	412,161	670,153	(245,813)	424,340
Non-amortizing trade names	142,900	—	142,900	144,974	—	144,974
Net intangible assets	$813,256	$(258,195)	$555,061	$815,127	$(245,813)	$569,314

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	We expect amortization expense related to these assets in each of the next five fiscal years and beyond to be incurred as follows:

Fiscal year 2025	$49,753
Fiscal year 2026	46,744
Fiscal year 2027	45,294
Fiscal year 2028	40,124
Fiscal year 2029	33,633
Thereafter	208,792
Total	$424,340
As of June 30, 2024, we expect amortization expense related to these assets to be as follows:

Remainder fiscal year 2025	$37,326
Fiscal year 2026	46,764
Fiscal year 2027	45,314
Fiscal year 2028	40,144
Fiscal year 2029	33,660
Thereafter	208,953
Total	$412,161